SCHEDULE OF DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Total deferred revenue	$ 1,589	¥ 11,115	¥ 8,596
Merchandise Revenue [Member]
Total deferred revenue		8,850	7,256
Deferred Market Place Revenue [Member]
Total deferred revenue		2,184	1,175
Deferred Other Revenue [Member]
Total deferred revenue		¥ 81	¥ 165